Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and similar income	£ 35,075	£ 19,096	£ 11,240
Interest and similar expense	(22,366)	(8,524)	(3,167)
Net interest income	12,709	10,572	8,073
Fee and commission income	10,121	9,637	9,880
Fee and commission expense	(3,592)	(3,038)	(2,206)
Net fee and commission income	6,529	6,599	7,674
Net trading income	5,945	8,049	5,794
Net investment income/(expense)	61	(434)	311
Other income	134	170	88
Total income	25,378	24,956	21,940
Staff costs	(10,017)	(9,252)	(8,511)
Infrastructure costs	(4,095)	(3,435)	(3,614)
Administration and general expenses	(2,782)	(2,446)	(2,137)
Litigation and conduct	(37)	(1,597)	(397)
Operating expenses	(16,931)	(16,730)	(14,659)
Share of post-tax results of associates and joint ventures	(9)	6	260
Profit before impairment	8,438	8,232	7,541
Credit impairment (charges)/releases	(1,881)	(1,220)	653
Profit before tax	6,557	7,012	8,194
Taxation	(1,234)	(1,039)	(1,138)
Profit after tax	5,323	5,973	7,056
Attributable to:
Equity holders of the parent	4,274	5,023	6,205
Other equity instrument holders	985	905	804
Total equity holders of the parent	5,259	5,928	7,009
Non-controlling interests	64	45	47
Profit after tax	£ 5,323	£ 5,973	£ 7,056
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.277	£ 0.308	£ 0.365
Diluted earnings per ordinary share (in GBP per share)	£ 0.269	£ 0.298	£ 0.356